Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalent Balances

Cash and cash equivalent balances at December 31 are summarized as follows:

(in thousands)	2013	2012
Cash and cash equivalents in domestic accounts	$192,468	152,373
Cash and cash equivalents in foreign accounts	85,762	95,239

Total	$278,230	247,612